[LOGO]                       John H. Lively
1940 Act | law group               The Law Offices of John H. Lively &
                                   Associates, Inc.
                                   A member firm of The 1940 Act Law Group(TM)
                                   11300 Tomahawk Creek Parkway, Suite 310
                                   Leawood, KS 66211
                                   Phone: 913.660.0778 Fax: 913.660.9157
                                   john.lively@1940actlawgroup.com

June 2, 2014

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: PROXY STATEMENT ON SCHEDULE 14A FOR WORLD FUNDS, INC. (THE "COMPANY") (FILE NOS. 333-29289 and 811-08255)

LADIES AND GENTLEMEN:

     Enclosed herewith for filing on behalf of the Company, on behalf of its series European Equity Fund (the "Fund"), please find a proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934. The Company is filing the proxy statement to solicit shareholder vote on a proposal to reorganize the Fund into another investment company that is a series of World Funds Trust.

     If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

              Sincerely,

              /s/ John H. Lively

              John H. Lively